Interim Condensed Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Gross written premiums	$ 373,534	$ 307,111
Ceded written premiums	(81,416)	(85,058)
Net written premiums	292,118	222,053
Net change in unearned premiums	(68,691)	(38,737)
Net premiums earned	223,427	183,316
Investment income	18,433	8,557
Net realized gain on investments	26	5
Net unrealized gain (loss) on investments	7,940	(7,203)
Change in allowance for credit losses on investments	311	(659)
Change in fair value of derivative financial liabilities	(3,383)	5,289
Other revenues	1,095	1,150
Total revenues	247,849	190,455
EXPENSES:
Net loss and loss adjustment expenses	(93,757)	(66,955)
Net policy acquisition expenses	(39,665)	(34,356)
General and administrative expenses	(35,851)	(33,261)
Change in allowance for credit losses on financial assets	(928)	(2,233)
Other expenses	(1,592)	(1,951)
Net foreign exchange gain (loss)	3,093	(6,824)
Total expenses	(168,700)	(145,580)
Income before income taxes	79,149	44,875
Income tax expense	(4,786)	(664)
Net income	$ 74,363	$ 44,211
Earnings per share
Basic earnings per share attributable to equity holders (US Dollars) (in Dollars per share)	$ 1.6	$ 0.92
Diluted earnings per share attributable to equity holders (US Dollars) (in Dollars per share)	$ 1.59	$ 0.92